Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit after tax	£ 3,404	£ 3,062
Currency translation reserve
Currency translation differences	202	(1,622)
Tax	12	(30)
Fair value through other comprehensive income reserve
Net (losses)/gains from changes in fair value	(323)	833
Net losses transferred to net profit on disposal	89	82
Net release of impairment	0	(2)
Net gains/(losses) due to fair value hedging	346	(408)
Tax	(31)	(140)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value	(1,359)	2,618
Net losses/(gains) transferred to net profit	729	(1,072)
Tax	172	(431)
Other comprehensive loss that may be recycled to profit or loss	(163)	(172)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements	(49)	(275)
Own credit	457	711
Tax	(107)	(113)
Other comprehensive income not recycled to profit or loss	301	323
Other comprehensive income for the period	138	151
Total comprehensive income for the period	£ 3,542	£ 3,213